Average Annual Total Returns (Vanguard Convertible Securities Fund, Vanguard Convertible Securities Fund - Investor Shares)	12 Months Ended
Nov. 30, 2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	2.38%
Five Years	9.20%
Ten Years	7.41%
Inception Date	Jun. 17, 1986
Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2014
One Year	(0.76%)
Five Years	6.48%
Ten Years	5.09%
Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	2.50%
Five Years	6.49%
Ten Years	5.19%
Convertible Securities Funds Average
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.56%
Five Years	9.59%
Ten Years	6.19%
Bank of America Merrill Lynch All US Convertibles Index
Average Annual Returns for Periods Ended December 31, 2014
One Year	9.44%
Five Years	11.72%
Ten Years	7.11%
Convertibles Composite Index
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.44%
Five Years	10.40%
Ten Years	6.47%